Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Property, Plant and Equipment
Property and equipment are recorded at cost and depreciated using the straight-line method over the estimated useful lives of the respective assets, which are as follows:

Estimated Useful Life
Lab equipment	5 years
Office equipment	3-5 years
Furniture and fixtures	3 years
Leasehold improvements	Shorter of useful life or remaining lease term
Property and equipment, net consisted of the following (in thousands):

	December 31,
	2020	2019
Lab equipment	$130	$114
Office equipment	260	133
Furniture and fixtures	37	38
Leasehold improvements	6	—
	433	285
Less: accumulated depreciation	(188)	(67)
	$245	$218